Fathom OpCo Predecessor Period Acquisitions - Micropulse West - Additional Information (Details) - USD ($) $ in Thousands	Dec. 23, 2021	Apr. 30, 2021
Business Acquisition [Line Items]
Business combination acquisition costs expensed	$ 19,010
Micropulse West [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		100.00%
Payment of transaction fee to affiliate		$ 130
Micropulse West [Member] | Other Expense [Member]
Business Acquisition [Line Items]
Business combination acquisition costs expensed		$ 869